Inventories	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
INVENTORIES

NOTE 4 — INVENTORIES

Inventories consist of the following:

	June 30, 2026	December 31, 2025

Finished	$651,413	$1,103,685

As of June 30, 2026 and December 31, 2025, the Company has not made any provision for inventory impairment.